Refund Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Change in Refund Liabilities
The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2023	2024
	US$	US$
Refund liabilities
Balance, beginning of year	6,471	3,329
Additions	5,780	5,209
Actual sales return and discount	(8,922)	(2,570)

Balance, end of year	3,329	5,968